32. INSURANCE COVERAGE (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Operational Risks [member]
DisclosureOfInsuranceCoverageLineItems [Line Items]
Coverage	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits.
Amount of coverage	R$ 4,472,077
Carriage of Goods [member]
DisclosureOfInsuranceCoverageLineItems [Line Items]
Coverage	Coverage of goods in transit and in inventories.
Amount of coverage	R$ 628,760
Civil Responsibility [member]
DisclosureOfInsuranceCoverageLineItems [Line Items]
Coverage	Third party complaints.
Amount of coverage	R$ 415,736